UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    12/31/1999

Check here if Amendment  [     ] ;  Amendment Number:    _____
This Amendment  (Check only one.):	[     ]  is a restatement.
					[     ]  adds new holdings entries.

Name:		Penn Capital Management
Address:		52 Haddonfield-Berlin Road
		Cherry Hill, NJ 08034

FORM 13F File Number :		28- Waiting for the #

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager

Name:		Dennis Whelan
Title:		Controller
Phone:		(856) 354-1533  ext 15

Signature, Place, and Date of Signing

Dennis Whelan		Cherry Hill NJ		3/30/00

Report Type  (Check only one)

[  X  ]	13F HOLDING REPORT.   (Check here if all holdings of this reporting
manager are reported in this report.

[       ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[       ]	13F COMBINATION REPORT>  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Manager Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number		Name

28 - ____________		None
[Repeat as necessary.]


Form 13F SUMMARY PAGE


Report Summary:		Number4 of Other Included Managers:		0

Form 13F Information Table Entry Total:				    100,042

Form 13F Information Table Value Total:				    100,042
								(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column heading and list entries.]

	No.	Form 13F File Number		Name

	____	28-_____________		None

	[repeat as necessary.]









PENN CAPITAL MANAGEMENT




PORTFOLIO APPRAISAL




MASTER GROUP (all accounts
included)




December 31, 1999













Sec


 Market

Type
Security
Cusip
 Value
 Quantity
Code
--------------------------------
---------
 ----------------
 ---------------
----
SMALL CAP EQUITIES




------------------




AK Steel Holding Corp
001547108
  1,735,556
  91,950
scus
Adelphia Business Solutions
006847107
  1,802,208
  37,546
scus
AirTran Holdings Inc
00949p108
  319,906
  70,600
scus
Airgate PCS Inc
009367103
  45,365
  860
scus
Argosy Gaming Corp
040228108
  1,076,225
  69,155
scus
AudioVox Corp CL A
050757103
  832,329
  27,515
scus
Aztar Corp
054802103
  33,713
  3,100
scus
BE Aerospace Inc
073302101
  2,891,531
  342,700
scus
Bankunited Financial Corp-CL A
06652b103
  43,855
  5,525
scus
CCBT Financial Companies
12500Q102
  107,010
  6,960
scus
Cadiz Inc.
127537108
  145,018
  15,265
scus
Capital Gaming Inc Cl A
140180407
  32
  3,150
scus
Caremark RX Inc
141705103
  339,188
  67,000
scus
Champps Entertainment
158787101
  38,500
  11,000
scus
Clearnet Communications Inc
184902104
  6,630,594
  192,890
scus
Coastal Bancorp Inc
19041p105
  223,563
  12,775
scus
Cornerstone Bancorp Inc
218925105
  65,194
  5,795
scus
Dan River Inc-GA CL A
235774106
  3,906,885
  762,319
scus
Datastream Systems Inc
238124101
  515,567
  20,990
scus
Decorative Home Accents Inc CL

  3
  250
scus
Direct Focus Inc
254931108
  174,548
  6,290
scus
Dr Pepper Btlg Hldgs-Cl A
25612t103
  268,875
  10,755
scus
Dr Pepper Btlg Hldgs-Cl B

  8,000
  2,000
scus
Drypers Corp
262497308
  839,697
  348,965
scus
Drypers Corp CL B
262497308
  74,726
  31,055
scus
Duff & Phelps Credit Rating
26432f109
  44,469
  500
scus
ESAT Telecom Group PLC-ADR
26883Y102
  1,191,330
  13,020
scus
Echostar Communications - A
278762109
  855,563
  8,775
scus
Exide Corp
302051107
  1,629,416
  196,020
scus
First Essex Bancorp Inc
320103104
  43,844
  3,050
scus
Grey Wolf Inc
397888108
  970,931
  337,715
scus
Halsey Drug Co Inc
406369108
  9,375
  10,000
scus
Haynes Holdings Inc Private

  3,588,100
  717,620
scus
Hollywood Casino Corp CL A
436132203
  219,938
  51,000
scus
Hudson City Bancorp
443683107
  33,594
  2,500
scus
Interep National Radio Sales-A
45866V109
  40,125
  3,000
scus
Ivax Corp
465823102
  256,213
  9,950
scus
Jones International Networks L
480208000
  1,875,000
  150,000
scus
Kensey Nash Corp
490057106
  258,638
  21,780
scus
Laboratory Crp of America Hldg
50540r102
  934,542
  253,435
scus
MECH Financial Inc
583492103
  127,017
  3,675
scus
Marine Drilling Co Inc
568240204
  558,806
  24,905
scus
Medquist Inc
584949101
  620,016
  24,020
scus
Microcell Telecommunications I
59501t304
  7,209,159
  219,290
scus
National Penn Bancshares Inc
637138108
  1,189,683
  47,351
scus
Neuberger Berman Inc.
641234109
  126,241
  5,075
scus
Norsat International Inc
656512100
  76,250
  5,000
scus
Omnipoint REORG Corp
68212d102
  2,168,234
  17,975
scus
Orckit Comm LTD

  89,213
  2,600
scus
Packaged Ice Inc
695148106
  97,500
  30,000
scus
Panera Bread Company-CL A
69840w108
  101,525
  13,100
scus
Patterson Energy Inc
703414102
  819,325
  63,025
scus
Pegasus Com CL A RSTD
70557g989
  154,054
  1,576
scus
Pegasus Communications Corp
705904100
  8,890,851
  90,955
scus
Pitcarin Properties

  62,500
  62,500
scus
Players International Inc

  253,343
  30,825
scus
Powertel Inc
73936c109
  387,949
  3,865
scus
Premier National Bancorp
74053f107
  302,338
  16,398
scus
Price Communications Corp
741437305
  437,769
  15,740
scus
Pride International Inc
741932107
  251,696
  17,210
scus
Primus Telecommunications GP
741929103
  431,460
  11,280
scus
Provident Bank Shares
743859100
  129,359
  7,472
scus
Quest Diagnostics Inc
74834L100
  137,531
  4,500
scus
Raymond James Financial Inc
754730109
  22,071
  1,185
scus
Risk Capital Holdings Inc
767711104
  63,125
  5,000
scus
Safety-Kleen Corp
78648r203
  235,300
  20,800
scus
Seacoast Banking FL A
811707108
  773,304
  27,015
scus
Spanish Broadcasting Sys Cl A
846425882
  337,094
  8,375
scus
Specialty Equipment Cos
847497203
  235,425
  9,835
scus
Specialty Foods Corp 144A

  16
  3,150
scus
Staten Island Bancorp Inc
857550107
  94,500
  5,250
scus
Syratech Corp
871824108
  13,035
  1,738
scus
Telespectrum Worldwide Inc
87951u109
  509,758
  71,545
scus
Thermadyne Ind Cl B

  2
  2,000
scus
Tropical Sportswear Intl
89708p102
  769,566
  47,725
scus
United Bankshares Inc-W VA
909907107
  146,234
  6,125
scus
Viatel Inc
925529208
  413,181
  7,705
scus
Waste Systems International
94106p209
  94,169
  19,825
scus
Waste Systems Intl Cl B
941060000
  712,500
  150,000
scus
Webster Financial Corp
947890109
  20,122
  854
scus















Warrants




--------




Aladdin Gaming Wts
01071G114
  675
  67,500
wtus
Allegiance Telecom Inc Wts Ex
01747t110
  95,713
  950
wtus
American Tel Wts-New Exp 8-10-

  35
  3,500
wtus
Clearnet Comm WTS

  20,213
  4,125
wtus
Heartland Wireless 144A Wt-Exp

  219
  21,900
wtus
Key Energy Serv Warrants
492914122
  20,000
  1,000
wtus
McCaw Intl LTD Wt Ex-2007

  3,000
  1,000
wtus
Waste System Intl Wts EX-2006
94106p167
  2,813
  3,750
wtus















SMALL CAP SHORT STOCK




---------------------




Galey & Lord Inc
36352k103
  (3,875)
  (2,000)
scus
Revlon Inc
761525500
  (59,531)
  (7,500)
scus















LARGE CAP EQUITIES




------------------




AT&T Corp
001957109
  118,596
  2,334
lcus
AT&T Corp-Liberty Media A
001957208
  745,096
  13,115
lcus
AXA Financial Inc
002451102
  664,020
  19,530
lcus
Alliance Capital Mgmt-LP
018548107
  121,097
  4,045
lcus
American Express Co
025816109
  876,969
  5,275
lcus
American Home Prods Inc
026609107
  322,831
  8,225
lcus
American Int'l Group
026874107
  826,508
  7,644
lcus
Astoria Financial Corp
046265104
  30,620
  1,006
lcus
At Home Corp
045919107
  61,097
  1,425
lcus
Bank United Corp - Cl A
065412108
  130,936
  4,805
lcus
Bank of New York Co Inc
064057102
  144,000
  3,600
lcus
BankAmerica Corp
060505104
  287,574
  5,730
lcus
Bellsouth Corp
079860102
  374,500
  8,000
lcus
Bristol Myers Squibb Co
110122108
  200,586
  3,125
lcus
Burlington Resources Inc
122014103
  872,916
  26,402
lcus
Cable & Wireless HKT LTD
126828102
  80,793
  2,774
lcus
Cable & Wireless PLC-SP ADR
126830207
  184,223
  3,480
lcus
Capital One Financial Corp
14040h105
  106,013
  2,200
lcus
Chase Manhattan Corp
16161a108
  103,324
  1,330
lcus
Citigroup Inc
172967101
  218,685
  3,927
lcus
Coca Cola Co
191216100
  239,116
  4,105
lcus
Colgate-Palmolive Co
194162103
  149,500
  2,300
lcus
Columbia/HCA Healthcare Corp
197677107
  31,071
  1,060
lcus
Conoco Inc-CL A
208251306
  510,840
  20,640
lcus
Cullen/Frost Bankers Inc
229899109
  160,165
  6,220
lcus
Dayton-Hudson Corp
239753106
  225,820
  3,075
lcus
Ericsson Tel - ADR
294821400
  743,583
  11,320
lcus
Express Scripts Inc-CL A
302182100
  320,320
  5,005
lcus
Exxon Mobil Corp
30231g102
  156,873
  1,947
lcus
FDX Corporation
31304n107
  446,833
  10,915
lcus
Federal Natl Mortgage Assoc
313586109
  135,802
  2,175
lcus
First Union Corp
337358105
  1,269,444
  38,541
lcus
Fleet Boston Financial Corp
339030108
  189,443
  5,442
lcus
GTE Corp
362320103
  263,551
  3,735
lcus
General Electric
369604103
  164,809
  1,065
lcus
General Motors Corp - CL H

  1,054,080
  10,980
lcus
Gilat Satellite Networks LTD
370442832
  1,125,156
  9,475
lcus
Global Crossing Ltd

  536,750
  10,735
lcus
Halliburton Co
406216101
  252,166
  6,265
lcus
Harrah's Entertainment Inc
413619107
  85,922
  3,250
lcus
Infinity Broadcasting Corp-A
45662s102
  378,883
  10,470
lcus
Intl Business Machines
459200101
  230,313
  2,135
lcus
John Hancock BK & Thrift Opp F
409735107
  229,922
  27,250
lcus
Johnson & Johnson
478160104
  205,150
  2,200
lcus
Lucent Technologies Inc
549463107
  868,500
  11,580
lcus
MBNA Corp
55262L100
  52,456
  1,925
lcus
McKesson HBOC, Inc
58155q103
  276,300
  12,280
lcus
Mellon Bank Corp
58551a108
  489,648
  14,375
lcus
Merchantile Bankshares Corp
587405101
  149,308
  4,675
lcus
Merck & Co

  409,844
  6,100
lcus
Mony Group Inc
615337102
  148,564
  5,090
lcus
NTL Inc
629407107
  501,495
  4,020
lcus
Nabors Industries Inc
629568106
  4,613,467
  149,122
lcus
News Corp LTD ADR
652487703
  445,039
  11,635
lcus
Nextel Comm - A
65332v103
  123,750
  1,200
lcus
Nokia Oyj
654902204
  214,945
  1,125
lcus
North Fork Bancorporation Inc
659424105
  254,891
  14,670
lcus
Northern Telecom LTD
665815106
  1,181,700
  11,700
lcus
Omnipoint Corp
68212d102
  205,063
  1,700
lcus
PNC Financial Corp
693475105
  466,805
  10,490
lcus
Park Place Entertainment
700690100
  476,250
  38,100
lcus
Peoples Bank Bridgeport
710198102
  37,919
  1,795
lcus
Procter & Gamble Co
742718109
  186,256
  1,700
lcus
Quaker Oats Co
747402105
  203,438
  3,100
lcus
Qwest Communications Intl
749121109
  402,050
  9,350
lcus
R&B Falcon Corp
74912e101
  299,450
  22,600
lcus
Regions Financial Corp
758940100
  38,693
  1,540
lcus
Schlumberger Ltd

  260,420
  4,640
lcus
Smith International Inc
832110100
  368,184
  7,410
lcus
Sprint Corp (FON Group)
852061100
  656,297
  9,750
lcus
Sprint Corp (PCS Group)
852061506
  911,738
  8,895
lcus
Summit Bancorp
866005101
  410,773
  13,413
lcus
Suntrust Banks Inc
867914103
  248,000
  3,604
lcus
T Rowe Price Associates Inc
741477103
  110,997
  3,005
lcus
TV Guide Inc - CL A
87307q109
  681,550
  15,850
lcus
Tandy Corp
875382103
  59,025
  1,200
lcus
Telebras-Spons ADR
879287308
  32,188
  250
lcus
Telebras-Sponsored ADR

  228
  1,425
lcus
Telefonica De Espana ADR
879382208
  520,163
  6,600
lcus
Telefonos De Mexico - Cl L ADR
879403780
  160,313
  1,425
lcus
Telephone & Data Sys
879433100
  309,960
  2,460
lcus
Telewest Communications PLC
87956p105
  112,986
  2,045
lcus
Texaco Inc.
881694103
  29,872
  550
lcus
Time-Warner Inc
887315109
  673,229
  9,310
lcus
U.S. Bancorp
902973106
  79,319
  3,331
lcus
United Parcel Service CL B
911312106
  34,500
  500
lcus
Vodafone Airtouch
92857t107
  63,113
  1,275
lcus
Wal-Mart Stores Inc
931142103
  900,008
  13,020
lcus
Washington Mutual Inc
939322103
  127,745
  4,937
lcus
Wells Fargo & Co.
949746101
  107,159
  2,650
lcus
Westamerica Bancorp
957090103
  6,984
  250
lcus
Western Wireless Corp Cl A
95988E204
  100,125
  1,500
lcus
Westpoint Stevens Inc
961238102
  1,561,525
  89,230
lcus
Williams Communications Grp
969455104
  592,495
  20,475
lcus
Witney Holding Corp
966612103
  91,915
  2,480
lcus